Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	Perion Network Ltd.
Entity Central Index Key	0001338940
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	12,064,510
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 21,762	$ 11,260
Restricted cash	10,260
Trade receivables (net of allowance for doubtful accounts and sales reserves in a total amount of $ 57 and $ 108 in 2011 and 2012, respectively)	10,246	3,265
Other receivables and prepaid expenses	5,424	6,459
Total current assets	47,692	20,984
LONG-TERM ASSETS:
Property and equipment, net	1,522	1,300
Other intangible assets, net	35,295	6,606
Goodwill	37,435	24,753
Other assets	1,215	1,261
Total long-term assets	75,467	33,920
Total assets	123,159	54,904
CURRENT LIABILITIES:
Current maturities of long term debt	2,300
Trade payables	9,560	3,207
Deferred revenues	5,132	4,280
Payment obligation related to acquisition	20,317	6,574
Accrued expenses and other liabilities	14,679	6,950
Total current liabilities	51,988	21,011
LONG-TERM LIABILITIES:
Long-term debt	6,550
Contingent purchase consideration	6,078
Deferred revenues		1,120
Other long term liabilities	3,833	958
Total long-term liabilities	16,461	2,078
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value - Authorized: 40,000,000 shares at December 31, 2011 and 2012, respectively; Issued and outstanding: 9,916,194 and 12,064,510 shares at December 31, 2011 and 2012, respectively	28	22
Additional paid-in capital	45,069	25,714
Retained earnings	10,615	7,081
Treasury stock	(1,002)	(1,002)
Total shareholders' equity	54,710	31,815
Total liabilities and shareholders' equity	$ 123,159	$ 54,904

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value per share		0.01		0.01
Ordinary shares, shares authorized	40,000,000	40,000,000	40,000,000	40,000,000
Ordinary shares, shares issued	12,064,510	12,064,510	9,916,194	9,916,194
Ordinary shares, shares outstanding	12,064,510	12,064,510	9,916,194	9,916,194
Accounts receivable, allowance for doubtful accounts	$ 108		$ 57

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Search	$ 38,061	$ 25,466	$ 22,792
Products	17,574	7,191	5,404
Other	4,588	2,816	1,301
Total revenues	60,223	35,473	29,497
Cost of revenues	5,230	2,840	1,606
Gross profit	54,993	32,633	27,891
Operating expenses:
Research and development	10,735	7,453	6,607
Selling and marketing	29,517	12,984	5,244
General and administrative	8,560	7,649	4,741
Total operating expenses	48,812	28,086	16,592
Operating income	6,181	4,547	11,299
Financial income (expense), net	(174)	1,293	322
Income before taxes on income	6,007	5,840	11,621
Taxes on income	2,473	172	3,232
Net income	$ 3,534	$ 5,668	$ 8,389
Net earnings per Ordinary share:
Basic	$ 0.35	$ 0.58	$ 0.87
Diluted	$ 0.34	$ 0.57	$ 0.85

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 3,534	$ 5,668	$ 8,389
Other comprehensive income (loss):
Reclassification adjustments to income on marketable securities, net		(100)	(107)
Net change in accumulated comprehensive income (loss)		(100)	(107)
Comprehensive income	$ 3,534	$ 5,568	$ 8,282

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Total	Share Capital [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Retained earnings [Member]	Treasury stock [Member]
Balance at Dec. 31, 2009	$ 27,002	$ 21	$ 22,390	$ 207	$ 5,386	$ (1,002)
Stock based compensation expense	761		761
Excess tax benefit from share-based payment arrangements	209		209
Exercise of share options	375	1	374
Dividends	(8,477)				(8,477)
Comprehensive income:
Net income	8,389				8,389
Other Comprehensive income	(107)			(107)
Balance at Dec. 31, 2010	28,152	22	23,734	100	5,298	(1,002)
Stock based compensation expense	1,200		1,200
Exercise of share options	30		30
Dividends	(3,885)				(3,885)
Issuance of shares related to acquisition	750		750
Comprehensive income:
Net income	5,668				5,668
Other Comprehensive income	(100)			(100)
Balance at Dec. 31, 2011	31,815	22	25,714		7,081	(1,002)
Stock based compensation expense	1,085		1,085
Exercise of share options	76	1	75
Issuance of shares related to acquisition	18,200	5	18,195
Comprehensive income:
Net income	3,534				3,534
Balance at Dec. 31, 2012	$ 54,710	$ 28	$ 45,069		$ 10,615	$ (1,002)

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 3,534	$ 5,668	$ 8,389
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	3,572	1,388	739
Stock based compensation expense, net	1,056	1,183	761
Accretion of payment obligation related to acquisitions	177	100
Excess tax benefit from share-based payment arrangements			(209)
Amortization of premium and accrued interest on marketable securities		(16)	42
Loss (gain) from marketable securities and long-term investment, net		100	(107)
Deferred taxes, net	(172)	(1,140)	(385)
Accrued severance pay, net	(3)	(40)	216
Net changes in operating assets and liabilities:
Trade receivables	491	(383)	(475)
Other receivables and prepaid expenses	1,658	(1,100)	544
Other long-term assets	82	60	17
Trade payables	4,035	108	374
Deferred revenues	(268)	998	(106)
Accrued expenses and other liabilities	2,101	112	(25)
Other			8
Net cash provided by operating activities	16,263	7,038	9,783
Cash flows from investing activities:
Purchase of property and equipment	(662)	(316)	(246)
Proceeds from sale of property and equipment			12
Restricted cash		90
Capitalization of software development and content costs	(819)	(829)	(180)
Cash paid by employees on previously exercised options of acquired company	727
Cash paid in connection with acquisitions, net of cash acquired	(7,307)	(21,712)
Proceeds from sales of marketable securities		26,704	10,745
Investment in marketable securities		(11,915)	(20,534)
Net cash used in investing activities	(8,061)	(7,978)	(10,203)
Cash flows from financing activities:
Exercise of share options	76	30	375
Excess tax benefit from share-based payment arrangements			209
Deferred payment made in connection with acquisitions	(6,626)
Proceeds from long-term loans	10,000
Repayment of long-term loans	(1,150)
Dividend paid		(3,885)	(8,477)
Net cash provided by (used in) financing activities	2,300	(3,855)	(7,893)
(Decrease) increase in cash and cash equivalents	10,502	(4,795)	(8,313)
Cash and cash equivalents at beginning of year	11,260	16,055	24,368
Cash and cash equivalents at end of year	21,762	11,260	16,055
Cash paid (received) during the year for:
Income taxes	2,828	3,200	2,719
Interest paid	291
Supplemental disclosure of non-cash investing activities:
Purchase of property and equipment on credit			418
Issuance of shares in connection with the acquisition of Smilebox	18,200	750
Stock-based compensation that was capitalized as part of capitalization of software development costs	$ 29	$ 17

GENERAL	12 Months Ended
Dec. 31, 2012
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

Perion Network Ltd. ("Perion") and its wholly-owned subsidiaries (collectively referred to as the "Company"), is a digital media company that provides products and services to consumers, focusing on second wave adopters. The Company's products include primarily: IncrediMail, a communication client; Smilebox, a photo sharing and social expression product and service; and Sweet IM, an instant messaging application. The Company generates revenues primarily through search, the sale of premium products and services, and advertising.
The Company was incorporated under the laws of Israel in 1999 and commenced operations in 2000.

In November 2011, the Company changed its name from IncrediMail Ltd. to Perion Network Ltd.
The Company has one major customer which accounted for 70%, 67% and 63% of total revenues, in 2010, 2011 and 2012, respectively. This customer represents 68% and 72% of total trade receivable as of December 31, 2011 and 2012, respectively. Losing this customer could cause a material adverse effect to the Company's results of operations and financial position. The major customer has limited termination rights. On December 27, 2010, the Company signed an agreement with the customer, effective January 1, 2011 through January 31, 2013. On January 31, 2013, the Company signed an amendment to the agreement extending the term of the agreement to May 31, 2013 to coincide with the expiration date of the current agreement between Sweet IM and Google. On April 24, 2013 the Company signed a new agreement with Google, combining the activity of the Company and that of SweetIM, under one agreement, while terminating the previous agreements both Company and SweetIM had, effective May 1, 2013, extending the term again for another two years ending April 30 2015.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES
a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, the Company's management evaluates estimates, including those related to fair values and useful lives of intangible assets, fair values of stock-based awards, income taxes, and contingent liabilities. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

b.	Financial statements in U.S. dollars:
The reporting currency of the Company is the U.S. dollar. Most of the Company's revenues are generated in U.S. dollars ("dollar"). In addition, a substantial portion of the Company's costs are incurred in dollars. The Company's management believes that the dollar is the currency of the primary economic environment in which it operates. Thus, the Company's functional currency is the dollar.
Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into dollars, in accordance with Accounting Standards Codification ("ASC") 830, "Foreign Currency Matters". All transaction gains and losses of the remeasured monetary balance sheet items are reflected in the statement of income as financial income or expenses, as appropriate.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of Perion and its subsidiaries. Intercompany balances and transactions have been eliminated upon consolidation.

d.	Cash equivalents:

The Company considers short-term unrestricted highly liquid investments that are readily convertible into cash, purchased with original maturities of three months or less to be cash equivalents.

e.	Restricted cash:

Restricted cash is primarily due to the payment to former shareholders of Sweet IM (refer to Note 3 for further details). The remaining balance is comprised of deposits used primarily as security for rented premises.

f.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers and peripheral equipment	33
Office furniture and equipment	7 - 15

Leasehold improvements are depreciated using the straight-line method over the term of the lease or the estimated useful life of the improvements, whichever is shorter.

g.	Impairment of long-lived assets and intangible assets subject to amortization:

Property and equipment and intangible assets subject to amortization are reviewed for impairment in accordance with ASC 360, "Accounting for the Impairment or Disposal of Long-Lived Assets", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. For each of the three years in the period ended December 31, 2012, no impairment losses have been identified.

In determining the fair values of long-lived assets for purpose of measuring impairment, Company's assumptions include those that market participants will consider in valuations of similar assets.

h.	Goodwill and other intangible assets:

Goodwill reflects the excess of the purchase price of business acquired over the fair value of net assets acquired. Goodwill is not amortized but instead is tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the carrying value may be impaired.

In accordance with ASC No. 350 the Company performs an annual impairment test at December 31 each year. The first step, identifying a potential impairment, compares the fair value of the reporting unit with its carrying amount. If the carrying amount exceeds its fair value, the second step would need to be performed; otherwise, no further step is required. The second step, measuring the impairment loss, compares the implied fair value of the goodwill with the carrying amount of the goodwill. Any excess of the goodwill carrying amount over the applied fair value is recognized as an impairment loss, and the carrying value of goodwill is written down to fair value. During the years ended December 31, 2010, 2011 and 2012, no impairment losses were recorded.

Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives, which range from 3 to 10.25 years. The acquired customer arrangements, technology and logo are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such intangible assets as compared to the straight-line method.

i.	Revenue recognition:

The Company generates revenues from three major sources; search related advertising, product sales and other advertising.
Search related advertising revenues are generated by receiving a share of the advertising revenues from companies providing search capabilities.
In addition, the Company also derives revenues from: (i) product sales (ii) other. Revenues from products include licensing the right to use its email software, content database, photo sharing and social expression product and e-mail anti spam. Revenues from other services include search related advertising and other advertising. In accordance with ASC 605-50, "Customer Payments and Incentives", the Company accounts for cash consideration given to customers, for whom it does not receive a separately identifiable benefit or cannot, reasonably estimate fair value, as a reduction of revenue rather than as an expense.
Revenues from software license products are recognized when all criteria outlined in ASC 985-605, "Software - Revenue Recognition" are met. Revenues from software license products are recognized when persuasive evidence of an agreement exists, delivery of the product has occurred, the fee is fixed or determinable, and collectability is probable. Company's e-mail product users may also purchase a license to its content database. This content database provides additional Perion Network content files in the form of email background, animation sounds, graphics and e-mail notifies. Content database licensing fees are recognized over the license period. Lifetime licensing revenues were recognized over the estimated usage period of the content database. In accordance with its policy, the Company reviewed the estimated usage period of the lifetime licensing on an ongoing basis. During 2012, the Company notified customers owning its lifetime licenses that they will no longer be able to access the Company's site for downloading content, requesting they download all the content to their own computer. As result of such change, the Company is no longer required to make content available under those arrangements. Therefore, the remaining deferred revenues balance in the amount of $1,443 associated with these arrangements, was immediately recognized.
Revenues from email anti-spam license fees, photo sharing, social expression product and service are recognized ratably over the term of the license.
Deferred revenues include upfront payments received from customers, for whom revenues have not yet been recognized.
Finally, the Company offers advertisers the ability to place text-based ads on its home page and website and banners in its email clients. Advertisers are charged monthly based on the number of times a user clicks on one of the ads. The Company recognizes revenue from advertisement at that time.

j.	Cost of revenues:

Cost of revenues consists primarily of salaries and related expenses, license fees, amortization of acquired technology, amortization of capitalized research and development costs and payments for content and server maintenance, all related to its product revenues and communicating with its users. The direct cost relating to search and advertising revenues is immaterial.

k.	Research and development costs:

Research and development costs incurred in the process of software production before establishment of technological feasibility, are charged to expenses as incurred. Costs of the production of a product master incurred subsequent to the establishment of technological feasibility are capitalized according to the principles set forth in ASC 985-20, "Software - Costs of Software to Be Sold, Leased, or Marketed". Based on the Company's product development process, technological feasibility is established upon completion of the detailed program design ("DPD") (the DPD of a computer software product that takes product function, feature, and technical requirements to their most detailed, logical form and is ready for coding).

Costs incurred by the Company between completion of the DPD and the point at which the product is ready for general release, are capitalized unless considered immaterial.

Capitalized software development costs are amortized commencing with general product release by the straight-line method over the estimated useful life of the software product, which is generally 3 - 5 years.

l.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This Statement prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value.

The Company accounts for uncertain tax positions in accordance with ASC 740, which contains a two-step approach for recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

In the year ended December 31, 2010 the Company accrued interest and penalties related to unrecognized tax benefits in its tax expenses. During 2010 interest expense amounted to $ 140. Starting 2011, the Company changed the classification of interest from tax expenses to financial expenses as it distorts its tax expense. Interest for 2011 and 2012 amounted to income of $ 988 and $ 225 respectively. As the amount included in tax expense for interest during 2010 was immaterial, the Company did not reclassify such amounts to conform to current year's presentation.

m.	Advertising costs:

Advertising costs are expensed as incurred and consist primarily of customer acquisition cost. Advertising costs for each of the three years in the period ended December 31, 2012 amounted to $ 1,782, $ 8,136 and $ 22,270, respectively.

n.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to a concentration of credit risk consist primarily of cash and cash equivalents, restricted cash and trade receivables.
The majority of the Company's cash and cash equivalents and restricted cash are invested in dollar instruments with major banks in Israel and the U.S. deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Generally, these deposits may be redeemed upon demand and, therefore, bear minimal risk.
The Company is subject to a low amount of credit risk with respect to sales of the Company's software products and content database, as these sales are primarily obtained through credit card sales. The Company's major customer is financially sound, and the Company believes low credit risk is associated with this customer. To date, the Company has not experienced any material bad debt losses.

o.	Severance pay:

The Company's liability for severance pay is calculated pursuant to Israel's Severance Pay Law based on its employees' most recent monthly salaries, multiplied by the number of years of their employment, or a portion thereof, as of the balance sheet date.
This liability is fully provided for by monthly deposits in insurance policies and by an accrual.
The deposited funds include profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements.

The Company's agreements with employees in Israel, joining the Company since February 2, 2008, are in accordance with section 14 of the Severance Pay Law, 1963, where the Company's contributions for severance pay shall be instead of its severance liability. Upon contribution of the full amount of the employee's monthly salary, and release of the policy to the employee, no additional calculations shall be conducted between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as they are legally released from obligation to employees once the deposit amounts have been paid.
Severance expenses for the years ended December 31, 2010, 2011 and 2012 amounted to $ 786, $ 586 and $ 589, respectively.

p.	Net earnings per Ordinary share:

Basic net earnings per Ordinary shares are computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net earnings per Ordinary share are computed based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential Ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings Per Share".
The weighted average number of Ordinary shares related to the outstanding options excluded from the calculations of diluted net earnings per Ordinary share, as these securities are anti-dilutive, was 922,069, 1,266,919 and 1,315,106 for the years ended December 31, 2010, 2011 and 2012, respectively.

q.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation under ASC 718, "Compensation - Stock Compensation", which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees and directors.
ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of income. ASC No. 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.
The Company recognizes compensation expenses for the value of its awards, which have graded vesting based on service conditions, using the straight line method, over the requisite service period of each of the awards, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company estimates the fair value of standard stock options granted using the Binomial option-pricing model. The option-pricing models require a number of assumptions, of which the most significant are; volatility and the expected option term. In 2010, expected volatility was calculated based upon an average between historical volatilities of the Company, similar entities and industry sector index similar to the Company's characteristics, since it did not have sufficient company specific data. In 2011 and 2012, expected volatility was calculated based upon actual historical stock price movements. The expected option term was calculated based on the Company's assumptions of early exercise multiples which were calculated based on comparable companies and termination exit rate which was calculated based on actual historical data. The expected option term represents the period that the Company's stock options are expected to be outstanding. The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term.
In November 2010 the Company's Board decided to change its dividend policy so that beginning with earnings of 2011 and beyond, the Company does not intend to distribute any dividends.
The fair value of the Company's stock options granted to employees and directors was estimated using the following weighted average assumptions:
	Year ended December 31,
	2010	2011	2012

Risk-free interest rate	1.62%	2.23%	0.75%
Dividend yield	0%-7.83%	0%	0%
Weighted average dividend yield	5.65%	0%	0%
Expected volatility	62.77%-64.56%	47.31%-65.27%	45.60%-61.90%
Weighted average volatility	63.67%	56.29%	53.76%
Expected term (years)	4.6	3.75	4.09

r.	Derivative instruments:

The Company accounts for derivatives and hedging based on ASC No. 815, "Derivatives and Hedging". ASC No. 815 requires the Company to recognize all derivatives on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship.
In order to reduce the impact of changes in foreign currency exchange rates on its results, the Company enters into foreign currency exchange forward contracts and options contracts to purchase and sell foreign currencies to hedge a portion of its foreign currency net exposure resulting from payroll expenses denominated in NIS.

These instruments were not designated as cash flow hedge as defined by ASC 815, "Derivative and Hedging" and, therefore, the Company recognized the changes in fair value of these instruments in the statement of income as financial income or expense, as incurred. Gains or losses on these derivatives, which partially offset the foreign currency impact from the underlying exposures, and amounted to $ (13), $ (25) and $ 238 for the years ended December 31, 2010, 2011 and 2012, respectively.
The notional value of the Company's derivative instruments as of December 31, 2011 and 2012 amounted to $ 4,300 and $ 6,891, respectively. Notional values are U.S. dollar translated and calculated based on forward rates for forward contracts and based on spot rates for options. Gross notional amounts do not quantify risk or represent assets or liabilities of the Company, but are used in the calculation of settlements under the contracts. The Company measured the fair value of these contracts in accordance with ASC No. 820 and they were classified as level 2.

s.	Fair value of financial instruments:

The carrying amounts of financial instruments carried at cost, including cash and cash equivalents, restricted cash, trade receivables, other receivables, trade payables and other liabilities approximate their fair value due to the short-term maturities of such instruments.
The Company follows the provisions of ASC 820, "Fair Value Measurements and Disclosures". Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.
In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the observability of inputs as follows:

•	Level 1 - Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access.
•	Level 2 - Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•	Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

As of December 31, 2012 and 2011, the Company had cash, cash equivalents and restricted cash of $32,012 and $11,220, respectively, which are classified in the Level 1 hierarchy. Money market funds and treasury notes in the total amount of $ 10 and $ 40, respectively, presented as part of cash and cash equivalents and derivative financial instruments, in the amount of $ 248 and $ (44) respectively, presented in other receivables and prepaid expenses and as part of accrued expenses and other liabilities, respectively, measured using input type Level 2. Payment obligation related to acquisitions (short term and long term) in the amount of $ 16,427 and $ 6,574 respectively, is classified as level 3. Changes in level 3 are primarily attributable to increase related to the Sweet IM acquisition during 2012 (refer to Note 3) and the decrease is primarily due to the payment made during 2012 for Smilebox acquisition (refer to Note 3).

t.	Treasury shares:

In the past the Company repurchased its Ordinary shares on the open market and holds those shares as treasury shares. The Company presents the cost to repurchase treasury shares as a reduction of shareholders' equity.

u.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC 220, "Comprehensive Income". This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income relates to unrealized gains and losses on available for sale securities.

In May 2011, the FASB issued guidance that changed the requirement for presenting "Comprehensive Income" in the consolidated financial statements. The update requires an entity to present the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and should be applied retrospectively. The Company adopted this new guidance on January 1, 2012 and elected to present the comprehensive income in two separate but consecutive statements.

v.	Business combinations:

The Company accounted for business combination in accordance with ASC No. 805, "Business Combinations". ASC No. 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and in acquired income tax position are to be recognized in earnings.

Acquisition related costs are expensed to the statement of income in the period incurred.
w.	Reclassifications:

Certain amounts in prior years' financial statements have been reclassified to conform to the current year's presentation. The reclassification had no effect on previously reported net income or shareholders' equity.

ACQUISITIONS	12 Months Ended
Dec. 31, 2012
ACQUISITIONS [Abstract]
ACQUISITIONS
NOTE 3:-	ACQUISITIONS
a.	Acquisition of Sweet IM Ltd.
On November 30, 2012 ("Closing Date") the Company completed the acquisition of 100% of the shares of Sweet IM Ltd. ("Sweet IM"), an Israeli-based consumer internet company that produces a variety of applications. The financial results of Sweet IM are included in the consolidated financial statements from the Closing Date. The total consideration is composed as follows:
•	$ 13,054 in cash, including $ 3,014 for working capital acquired from Sweet IM;
•	1,990,000 ordinary shares of the Company issued at closing for total value of $17,863, which considered the market restrictions on these shares;
•
$ 7,500 in cash (subject to certain adjustments), payable within 12 months following the Closing Date (December 2013). In connection with this consideration, the Company recorded a $ 7,324 liability; and

•
A milestones-based contingent cash payment of up to $7,500 payable in June 2014. In connection with this contingent payment consideration, the Company recorded at the Closing Date, an estimated liability of $5,992.

In addition, the Company incurred acquisition related costs in a total amount of $ 1,593, which are included in general and administrative expenses for the year ended December 31, 2012. Acquisition related costs include legal, accounting fees and other costs directly related to the acquisition.

The primary reasons for this acquisition include; Sweet IM's back-end systems, the talent and professional background of its employees, and its product suite, so as to include other consumer products that bear similar characteristics appealing to its unique demographic segment. A significant amount of the acquisition was recorded as goodwill due to the synergies with Sweet IM.
Under business combination accounting, the total purchase price was allocated to Sweet IM's net tangible and intangible assets based on their estimated fair values as set forth below. The excess of the purchase price over the net tangible and identifiable intangible assets was recorded as goodwill.

Cash	$2,733
Restricted cash	10,260
Trade receivables	7,473
Other receivables and prepaid expenses	1,253
Property and equipment	216
Long-term prepaid expenses and other	70
Trade payables	(2,318)
Accrued expenses and other liabilities	(5,148)
Payment obligation related to acquisition	(9,958)
Intangible assets	30,756
Deferred tax liability	(3,786)
Goodwill	12,682

Total purchase price	$44,233

Intangible assets:
In performing the purchase price allocation, the Company considered, among other factors, analysis of historical financial performance, highest and best use of the acquired assets and estimates of future performance of Sweet IM's products. The fair value of intangible assets was based on market participant approach to valuation, performed by a third party valuation firm using estimates and assumptions provided by management. The following table sets forth the components of intangible assets associated with Sweet IM acquisition:

	Fair value	Useful life

Technology	$20,066	5 years
Logo	5,242	4 years
IP R&D	5,448	(*)

Total intangible assets	$30,756
(*) Will be determined upon completion of the development

The following unaudited condensed combined pro forma information for the years ended December 31, 2011 and 2012, gives effect to the acquisition of Sweet IM as if the acquisition had occurred on January 1, 2011. The pro forma information is not necessarily indicative of the results of operations, which actually would have occurred if the acquisition had been consummated on that date, nor does it purport to represent the results of operations for future periods. For the purposes of the pro forma information, the Company has assumed that net income includes additional amortization of intangible assets related to the acquisition of $ 6,484 and $ 6,345 in 2011 and 2012, respectively and related tax effects .

	Year ended December 31,
	2011	2012
	Unaudited	Unaudited

Revenues	$$51,190	$$79,254

Net income	$1,154	$ $ 4,887

Basic earnings per share	$0.12	$0.48

Diluted earnings per share	$0.12	$0.47
b.	Acquisition of Sweet IM Ltd.
On August 31, 2011, the Company completed the acquisition of all of the outstanding shares of Smilebox Inc. ("Smilebox"). The Company included the financial results of Smilebox in its consolidated financial statements from the date of acquisition. Under the Purchase Agreement, the total consideration is composed of cash and Ordinary shares of the Company, as follows:
•	$ 24,269 in cash;
•	128,538 Ordinary shares of the Company issuable at closing at fair value of $ 750;
•
$ 7,000 in cash and in Ordinary shares of the Company (subject to certain adjustments), payable within 7 months following the closing (March 2012). In connection with this consideration, the Company recorded a $ 6,474 liability at closing. This amount was paid in full in 2012, including $ 6,266 paid in cash and 65,720 shares issued at value of $ 337 and;

•
A milestone-based contingent cash and Ordinary shares of the Company payment ("Contingent Payment") of up to $ 8,000 payable in September 2012. The Company recognized a liability of zero with respect to this Contingent Payment, which represents its fair value. No payment was made in September 2012 as the milestones were not met.

In addition, the Company incurred acquisition related costs in a total amount of $ 1,069, which are included in general and administrative expenses for the year ended December 31, 2011. Acquisition related costs include compensation to executive, legal and accounting fees directly related to the acquisition.
Smilebox provides a subscription allowing people to connect with family and friends in a creative and personal way. Smilebox enable users to personalize hundreds of unique, multimedia designs with their photos, videos, and music and then share them via print, email, blog or DVD. The main reason for this acquisition was to enrich the Company's product suite to include other consumer products that bear similar characteristics appealing to its unique demographic segment. A significant amount of the acquisition was recorded as goodwill due to the synergies with Smilebox.
Under business combination accounting, the total purchase price was allocated to Smilebox's net tangible and intangible assets based on their estimated fair values as set forth below. The excess of the purchase price over the net tangible and identifiable intangible assets was recorded as goodwill.

Cash	$2,100
Trade receivables	87
Other receivables and prepaid expenses	616
Property and equipment	191
Long-term prepaid expenses and other	449
Trade payables	(1,268)
Accrued expenses and other liabilities	(1,171)
Deferred revenues	(622)
Intangible assets	6,358
Goodwill	24,753

Total purchase price	$31,493

Intangible assets:

In performing the purchase price allocation, the Company considered, among other factors, analysis of historical financial performance, highest and best use of the acquired assets and estimates of future performance of Smilebox's products. The fair value of intangible assets was based on market participant approach to valuation, performed by a third party valuation firm using estimates and assumptions provided by management. The following table sets forth the components of intangible assets associated with Smilebox acquisition:

	Fair value	Useful life

Customer relationships	$1,488	4.3-6.3 years
Technology	3,000	3 years
Trade name	1,870	10.25 years

Total intangible assets	$6,358

OTHER RECEIVABLES AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2012
OTHER RECEIVABLES AND PREPAID EXPENSES [Abstract]
OTHER RECEIVABLES AND PREPAID EXPENSES	NOTE 4:- OTHER RECEIVABLES AND PREPAID EXPENSES
	December 31,
	2011	2012

Government authorities	$5,555	3,661
Prepaid expenses	471	1,079
Deferred tax asset, net	258	360
Other	175	324

	$6,459	5,424

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5:- PROPERTY AND EQUIPMENT, NET
	December 31,
	2011	2012
Cost:
Computers and peripheral equipment	$3,861	$3,745
Office furniture and equipment	533	670
Leasehold improvements	606	618

	5,000	5,033

Accumulated depreciation	3,700	3,511

Property and equipment, net	$1,300	$1,522

Depreciation expenses totaled $ 627, $ 588 and $ 657 for the years ended December 31, 2010, 2011 and 2012, respectively.
During 2011 and 2012 the Company recorded a reduction of $ 10 and $ 846 respectively, to the cost and accumulated depreciation for fully depreciated equipment no longer in use.

GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
GOODWILL AND OTHER INTANGIBLE ASSETS, NET [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS, NET
NOTE 6:-	GOODWILL AND OTHER INTANGIBLE ASSETS, NET

a.	Goodwill:

The changes in the carrying amount of goodwill for the years ended December 31, 2012 and 2011 are as follows:

	2011	2012

Balance as of January 1	$-	24,753
Changes during year	24,753	12,682

Balance as of December 31	$24,753	37,435

b.	Other intangible assets, net
Net other intangible assets consisted of the following:
	Useful	December 31,
	life	2011	2012
Original amount:
Capitalized software development costs	3-5	$739	$1,587
Capitalized content costs and domain	3-5	555	556
Technology	3-5	3,000	23,066
Trade name	10.25	1,870	1,870
Customer relationship	4.3-6.3	1,488	1,488
Logo	5	-	5,242
IP R&D		-	5,448

		7,652	39,257
Accumulated amortization:
Capitalized software development costs		22	398
Capitalized content costs and domain		368	485
Technology		333	1,822
Trade name		61	243
Customer relationship		262	913
Logo		-	101

		1,046	3,962

		$6,606	$35,295

c.	Amortization expense amounted to $ 112, $ 800 and $ 2,915 for the years ended December 31, 2010, 2011 and 2012, respectively.

d.	The estimated future amortization expense of other intangible assets as of December 31, 2012 is as follows:

2013	9,686
2014	9,853
2015	7,539
2016	5,393
2017 and thereafter	2,824

$35,295

ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 7:-	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2011	2012

Employees and payroll accruals	$1,556	3,865
Government authorities	1,429	3,812
Uncertain tax position liability	2,151	3,952
Deferred tax liabilities, net	-	971
Accrued expenses and other	1,814	2,079

	$6,950	14,679

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 8:-	COMMITMENTS AND CONTINGENT LIABILITIES

The facilities of the Company are rented under operating lease agreements that expire in 2015. The Company leases its motor vehicles and servers under cancelable operating lease agreements.

Aggregate minimum lease commitments under operating leases as of December 31, 2012, were as follows:

2013	$1,173
2014	1,145
2015	586

$2,904

Total rent expenses for the years ended December 31, 2010, 2011 and 2012 amounted to $ 503, $ 586 and $ 967, respectively.
Total lease expenses for the years ended December 31, 2010, 2011 and 2012 amounted to $ 395, $ 349 and $ 234, respectively.

LONG-TERM LOAN	12 Months Ended
Dec. 31, 2012
LONG-TERM LOAN [Abstract]
LONG-TERM LOAN
NOTE 9:-	LONG-TERM LOAN
a.
On May 17, 2012, the Company entered into Loan Agreements (the "Agreements"), with two Israeli Banks (the "Banks"), based on which the Company borrowed $10,000
The Agreements contain various provisions including a pledge of all the Company's assets under a floating charge, compliance with certain financial covenants, restrictive covenants, including negative pledges, and other commitments, typically contained in facility agreements of this type. As of December 31, 2012, the Company was in compliance with all covenants.
The loans shall be repaid in 16 and 20 equal quarterly installments, respectively starting July 17, 2012. Interest rates applicable are 4.35% and 4.64%, payable monthly starting May 17, 2012.

b.	As of December 31, 2012, the aggregate principal annual maturities according to the loan agreement are as follows:

Repayment amount
2013 (current maturities)	$2,300
2014	2,300
2015	2,300
2016	1,550
2017	400

Total	$8,850

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 10:-	INCOME TAXES

a.	Tax benefits under the Israel Law for the Encouragement of Capital Investments, 1959 (the "Law"):

Various industrial programs of the Company had been granted "Approved Enterprise" and "Beneficiary Enterprise" status, which provides certain benefits, including tax exemptions and reduced tax rates. Income not eligible for Approved Enterprise and Beneficiary Enterprise benefits is taxed at a regular rate.
In the event dividends are distributed from tax-exempt income, the amount distributed will be subject to corporate tax at the rate ordinarily applicable to the Approved Enterprise's income. Tax-exempt income generated under the Company's Beneficiary Enterprise program will be subject to taxes upon dividend distribution or complete liquidation. The entitlement to the above benefits is conditional upon the Company's fulfilling the conditions stipulated by the Law and regulations published thereunder. Should the Company fail to meet such requirements in the future, income attributable to its Approved Enterprise and Beneficiary Enterprise programs could be subject to the statutory Israeli corporate tax rate and the Company could be required to refund a portion of the tax benefits already received, with respect to such programs. As of December 31, 2012, management believes that the Company is in compliance with the Law's conditions.
In November 2010 the Company's Board decided to change its dividend policy whereby the Company does not intend to distribute dividends from earnings of 2011 and beyond. As of December 31, 2012, tax exempt income incurred up to December 31, 2010 that was not distributed was approximately $ 8,900. Should this amount be distributed, it would be taxed at the corporate tax rate applicable to such profits (currently 25%), and an income tax liability of up to approximately $ 2,225 would be incurred.

The Investment Law, was subject to a reform effective January 2011. According to the reform a flat tax rate will apply to companies eligible for the "Preferred Enterprise" status. In order to be eligible for Preferred Enterprise status, a company must meet minimum requirements establishing that it contributes to the country's economic growth and is a competitive factor for the Gross Domestic Product (a competitive enterprise). Israeli companies which currently benefit from an Approved or Beneficiary Enterprise status and meet the criteria for qualification as a Preferred Enterprise can elect to apply the new Preferred Enterprise benefits by waiving their benefits under the Approved and Beneficiary Enterprise status.
Commencing 2011, the Company elected to apply the new Preferred Enterprise benefits. Benefits granted to a Preferred Enterprise include reduced and gradually decreasing tax rates. The tax rate is 15% in 2011 and 2012, 12.5% in 2013 and 2014 and 12% starting from 2015.
A distribution from a Preferred Enterprise out of the "Preferred Income" would be subject to 15% withholding tax for Israeli-resident individuals and non-Israeli residents (subject to applicable treaty rates). A distribution from a Preferred Enterprise out of the "Preferred Income" would be exempt from withholding tax for an Israeli-resident company.

b.	Corporate tax rates in Israel:

Taxable income of Israeli companies is subject to the Israeli corporate tax at the following rates: 2010 - 25%, 2011 - 24%, 2012 - 25%.

c.	Income taxes of non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

d.
Tax reports filed by the Company and its subsidiaries in Israel through the year ended December 31, 2008 are considered final. The U.S tax returns of the U.S subsidiaries remain subject to examination by the U.S tax authorities for the tax years beginning on December 31, 2008.

e.	Tax loss carry-forwards:

The company has a Net operating loss carry-forwards in the United States as of December 31, 2012 of approximately $ 20,000.
Net operating losses in the U.S. may be carried forward through periods which will expire in the years starting from 2026 up to 2031. Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

f.	Deferred tax assets, net:

Deferred taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for tax purposes.
Components of the Company's deferred tax assets (liabilities) are as follows:

	December 31,
	2011	2012
Deferred tax assets:
Net operating loss carry forwards	$6,821	$7,800
Other	331	500

Deferred tax assets, before valuation allowance	7,152	8,300
Valuation allowance	(4,113)	(6,254)

Total deferred tax assets, net of valuation allowance	3,039	2,046

Deferred tax liabilities:
Intangible assets	(2,281)	(5,248)
Deferred revenues	(427)	-
Capitalized software development costs	(85)	(148)

Total deferred tax liabilities	(2,793)	(5,396)

Deferred tax asset (liability), net	$246	$(3,350)

Domestic:
	December 31,
	2011	2012

Current deferred tax asset, net	$258	$360
Current deferred tax liability	-	(971)
Non-current deferred tax asset, net	-	140
Long-term deferred tax liability	(12)	(2,879)

	$246	$(3,350)

Current deferred tax assets, net, is included within other receivables and prepaid expenses in the balance sheets. Current deferred tax liability, net, is included within accrued expenses and other liabilities in the balance sheets. Non-current deferred tax asset, net is included within other assets on the balance sheets

g.	Reconciliation of the Company's effective tax rate to the statutory tax rate in Israel
	Year ended December 31,
	2010	2011	2012

Income before taxes on income	$11,621	$5,840	$6,007

Statutory tax rate in Israel	25%	24%	25%

Theoretical income tax expense	$2,905	$1,402	$1,502
Increase (decrease) in tax expenses resulting from:
"Preferred Enterprise" benefits (*)	-	(1,751)	(1,369)
Non-deductible expenses	230	78	757
Previous years taxes	-	(156)	-
Tax on previously distributed dividend from tax-exampt income	-	-	812
Loss and timing differences for which no deferred taxes were recorded	-	994	1,009
Tax adjustment in respect of different tax rate of foreign subsidiary	-	(400)	(151)
Other	97	5	(87)

Taxes on income	$3,232	$172	$2,473

(*) Benefit per Ordinary share, resulting from " Preferred Enterprise " status:
Basic	$-	$0.18	$0.13
Diluted	$-	$0.18	$0.13

h.	Income taxes are comprised as follows:

	Year ended December 31,
	2010	2011	2012

Deferred tax benefit	$(385)	$(1,140)	$(172)
Current taxes	3,617	1,312	2,645
	$3,232	$172	$2,473

i.	Uncertain tax position:

Reconciliation of the beginning and ending balances of unrecognized tax benefits

	December 31,
	2011	2012

Balance at January 1	$1,388	$2,151
Additions for prior year tax positions	505	622
Additions in tax positions for current year	258	1,179

Balance at December 31	$2,151	$3,952

j.	Income before taxes on income is comprised as follows:
	Year ended December 31,
	2010	2011	2012

Domestic	$11,553	$8,325	$8,530
Foreign - U.S.A	68	(2,485)	(2,523)

	$11,621	$5,840	$6,007

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 11:-	SHAREHOLDERS' EQUITY

a.	Ordinary share:

The Ordinary shares entitle their holders to voting rights, the right to receive cash dividend and the right to a share in excess assets upon liquidation of the Company. In January 6, 2011 the shareholders resolved to increase the authorized share capital of the Company to 40,000,000 Ordinary shares with a nominal value of NIS 0.01 each.

b.	Share option plans:
In 2003, the Company adopted a share option plan ("the 2003 Plan"). Under the 2003 Plan, employees, officers and non-employees may be granted options to acquire Ordinary shares. Pursuant to the 2003 Plan, the Company has reserved for issuance a total of 4,368,000 Ordinary shares. As of December 31, 2012, 1,005,173 options were still available for future grant under the 2003 Plan.
Options granted under the 2003 Plan vested over three years from the grant date. The options expire no later than five years from the date of grant.
A summary of the activity in the share options granted to employees, non-employees and directors for the year ended December 31, 2012 and related information is as follows:
		Weighted average
	Number of options	Exercise price	Remaining contractual term (in Years)	Aggregate intrinsic value

Outstanding at January 1, 2012	1,776,072	$5.87	3.39	$113
Granted	1,060,501	$6.19
Exercised *)	(209,067)	$4.41
Cancelled	(221,206)	$6.12
Forfeited	(82,666)	$7.09

Outstanding at December 31, 2012 **)	2,323,634	$6.09	3.38	$6,971

Exercisable at December 31, 2012 ***)	694,005	$5.72	2.31	$2,278
*)	During 2012, 25,000 share options were exercised in consideration for cash received in an amount of $ 76 and 184,067 share options were exercised under net-share settlement.
**)
Represents intrinsic value of 1,930,300 outstanding options that are in-the-money as of December 31, 2012. The remaining 393,334 outstanding options are out of the money as of December 31, 2012, and their intrinsic value was considered as zero.

***)
Represents intrinsic value of 650,672 exercisable options that are in-the-money as of December 31, 2012. The remaining 43,333 outstanding options are out of the money as of December 31, 2012, and their intrinsic value was considered as zero.

The weighted-average grant-date fair value of options granted during the years 2010, 2011 and 2012 was $ 1.23, $ 2.29 and $ 1.83, respectively.
As of December 31, 2012, the total compensation cost related to options granted to employees, not yet recognized, amounted to $ 2,278. The cost is expected to be recognized over a weighted average period of 2.37 years.
Aggregate intrinsic value of options exercised in 2010, 2011 and 2012 amounted to $ 713, $ 580 and $ 555, respectively.
The options outstanding under the Company's Stock Option Plans as of December 31, 2012 have been separated into ranges of exercise price as follows:

Outstanding				Exercisable
		Weighted
		average	Weighted		Weighted
Ranges of		remaining	average		average
exercise	Number of	contractual	exercise	Number of	exercise
price	options	life (years)	price	options	price

2.30-3.51	50,000	0.52	3.27	50,000	3.27
4.04-4.38	997,168	3.39	4.23	300,000	4.38
5.12-5.99	299,336	3.12	5.80	33,334	5.61
6.04-6.93	229,004	2.68	6.65	145,670	6.62
7.11-7.85	354,792	3.12	7.47	121,667	7.49
9.14-9.98	393,334	4.59	9.80	43,334	9.98

	2,323,634			694,005

Stock-based compensation was recorded in the following items

	Year ended December 31,
	2010	2011	2012

Cost of sales	$7	$10	$16
Research and development	145	108	221
Selling and marketing	151	78	168
General and administrative	458	987	651

Total Expenses	$761	$1,183	$1,056

SUPPLEMENTARY DATA ON SELECTED CONSOLIDATED STATEMENTS OF INCOME ITEMS	12 Months Ended
Dec. 31, 2012
SUPPLEMENTARY DATA ON SELECTED CONSOLIDATED STATEMENTS OF INCOME ITEMS [Abstract]
SUPPLEMENTARY DATA ON SELECTED CONSOLIDATED STATEMENTS OF INCOME ITEMS
NOTE 12:-	SUPPLEMENTARY DATA ON SELECTED CONSOLIDATED STATEMENTS OF INCOME ITEMS

a.	Financial income, net:

	Year ended December 31,
	2010	2011	2012
Financial income:
Interest from bank deposits and marketable securities	$449	$304	29
Gains from marketable securities, net	-	71	-
Exchange rate differences , net	-	102	170
Interest from government authorities, net	-	988	225

	449	1,465	424
Financial expenses:
Losses from marketable securities, net	38	-	-
Exchange rate differences , net	45	-	-

Accretion of payment obligation related to acquisitions	-	100	177
Interest with respect to long-term loans	-	-	373
Other	44	72	48

	127	172	598

	$322	$1,293	(174)

b.	Research and development costs, net:

	Year ended December 31,
	2010	2011	2012

Total costs	$6,607	$8,192	$11,583
Capitalized software development costs	-	(739)	(848)

	$6,607	$7,453	$10,735

c.	Net earnings per Ordinary share:

Computation of basic and diluted net earnings per share is as follows:
1.	Numerator:

	Year ended December 31,
	2010	2011	2012

Net income available to Ordinary shareholders	$8,389	$5,668	$3,534

2.	Denominator:

	Year ended December 31,
	2010	2011	2012

Weighted average number of Ordinary shares, net of treasury stock	9,622,181	9,796,380	10,159,049
Effect of dilutive securities:
Add - stock options	209,447	205,791	207,759

Adjusted weighted average shares	9,831,628	10,002,171	10,366,808

SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of estimates
Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, the Company's management evaluates estimates, including those related to fair values and useful lives of intangible assets, fair values of stock-based awards, income taxes, and contingent liabilities. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Financial statements in U.S. dollars
Financial statements in U.S. dollars:
The reporting currency of the Company is the U.S. dollar. Most of the Company's revenues are generated in U.S. dollars ("dollar"). In addition, a substantial portion of the Company's costs are incurred in dollars. The Company's management believes that the dollar is the currency of the primary economic environment in which it operates. Thus, the Company's functional currency is the dollar.
Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into dollars, in accordance with Accounting Standards Codification ("ASC") 830, "Foreign Currency Matters". All transaction gains and losses of the remeasured monetary balance sheet items are reflected in the statement of income as financial income or expenses, as appropriate.

Principles of consolidation
Principles of consolidation:
The consolidated financial statements include the accounts of Perion and its subsidiaries. Intercompany balances and transactions have been eliminated upon consolidation.
Cash equivalents
Cash equivalents:

The Company considers short-term unrestricted highly liquid investments that are readily convertible into cash, purchased with original maturities of three months or less to be cash equivalents.

Restricted cash
Restricted cash:

Restricted cash is primarily due to the payment to former shareholders of Sweet IM (refer to Note 3 for further details). The remaining balance is comprised of deposits used primarily as security for rented premises.

Property and equipment
Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers and peripheral equipment	33
Office furniture and equipment	7 - 15

Leasehold improvements are depreciated using the straight-line method over the term of the lease or the estimated useful life of the improvements, whichever is shorter.

Impairment of long-lived assets and intangible assets subject to amortization
Impairment of long-lived assets and intangible assets subject to amortization:

Property and equipment and intangible assets subject to amortization are reviewed for impairment in accordance with ASC 360, "Accounting for the Impairment or Disposal of Long-Lived Assets", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. For each of the three years in the period ended December 31, 2012, no impairment losses have been identified.

In determining the fair values of long-lived assets for purpose of measuring impairment, Company's assumptions include those that market participants will consider in valuations of similar assets.

Goodwill and other intangible assets
Goodwill and other intangible assets:

Goodwill reflects the excess of the purchase price of business acquired over the fair value of net assets acquired. Goodwill is not amortized but instead is tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the carrying value may be impaired.

In accordance with ASC No. 350 the Company performs an annual impairment test at December 31 each year. The first step, identifying a potential impairment, compares the fair value of the reporting unit with its carrying amount. If the carrying amount exceeds its fair value, the second step would need to be performed; otherwise, no further step is required. The second step, measuring the impairment loss, compares the implied fair value of the goodwill with the carrying amount of the goodwill. Any excess of the goodwill carrying amount over the applied fair value is recognized as an impairment loss, and the carrying value of goodwill is written down to fair value. During the years ended December 31, 2010, 2011 and 2012, no impairment losses were recorded.

Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives, which range from 3 to 10.25 years. The acquired customer arrangements, technology and logo are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such intangible assets as compared to the straight-line method.

Revenue recognition
Revenue recognition:

The Company generates revenues from three major sources; search related advertising, product sales and other advertising.
Search related advertising revenues are generated by receiving a share of the advertising revenues from companies providing search capabilities.
In addition, the Company also derives revenues from: (i) product sales (ii) other. Revenues from products include licensing the right to use its email software, content database, photo sharing and social expression product and e-mail anti spam. Revenues from other services include search related advertising and other advertising. In accordance with ASC 605-50, "Customer Payments and Incentives", the Company accounts for cash consideration given to customers, for whom it does not receive a separately identifiable benefit or cannot, reasonably estimate fair value, as a reduction of revenue rather than as an expense.
Revenues from software license products are recognized when all criteria outlined in ASC 985-605, "Software - Revenue Recognition" are met. Revenues from software license products are recognized when persuasive evidence of an agreement exists, delivery of the product has occurred, the fee is fixed or determinable, and collectability is probable. Company's e-mail product users may also purchase a license to its content database. This content database provides additional Perion Network content files in the form of email background, animation sounds, graphics and e-mail notifies. Content database licensing fees are recognized over the license period. Lifetime licensing revenues were recognized over the estimated usage period of the content database. In accordance with its policy, the Company reviewed the estimated usage period of the lifetime licensing on an ongoing basis. During 2012, the Company notified customers owning its lifetime licenses that they will no longer be able to access the Company's site for downloading content, requesting they download all the content to their own computer. As result of such change, the Company is no longer required to make content available under those arrangements. Therefore, the remaining deferred revenues balance in the amount of $1,443 associated with these arrangements, was immediately recognized.
Revenues from email anti-spam license fees, photo sharing, social expression product and service are recognized ratably over the term of the license.
Deferred revenues include upfront payments received from customers, for whom revenues have not yet been recognized.
Finally, the Company offers advertisers the ability to place text-based ads on its home page and website and banners in its email clients. Advertisers are charged monthly based on the number of times a user clicks on one of the ads. The Company recognizes revenue from advertisement at that time.

Cost of revenues
Cost of revenues:

Cost of revenues consists primarily of salaries and related expenses, license fees, amortization of acquired technology, amortization of capitalized research and development costs and payments for content and server maintenance, all related to its product revenues and communicating with its users. The direct cost relating to search and advertising revenues is immaterial.

Research and development costs
Research and development costs:

Research and development costs incurred in the process of software production before establishment of technological feasibility, are charged to expenses as incurred. Costs of the production of a product master incurred subsequent to the establishment of technological feasibility are capitalized according to the principles set forth in ASC 985-20, "Software - Costs of Software to Be Sold, Leased, or Marketed". Based on the Company's product development process, technological feasibility is established upon completion of the detailed program design ("DPD") (the DPD of a computer software product that takes product function, feature, and technical requirements to their most detailed, logical form and is ready for coding).

Costs incurred by the Company between completion of the DPD and the point at which the product is ready for general release, are capitalized unless considered immaterial.

Capitalized software development costs are amortized commencing with general product release by the straight-line method over the estimated useful life of the software product, which is generally 3 - 5 years.

Income taxes
Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This Statement prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value.

The Company accounts for uncertain tax positions in accordance with ASC 740, which contains a two-step approach for recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

In the year ended December 31, 2010 the Company accrued interest and penalties related to unrecognized tax benefits in its tax expenses. During 2010 interest expense amounted to $ 140. Starting 2011, the Company changed the classification of interest from tax expenses to financial expenses as it distorts its tax expense. Interest for 2011 and 2012 amounted to income of $ 988 and $ 225 respectively. As the amount included in tax expense for interest during 2010 was immaterial, the Company did not reclassify such amounts to conform to current year's presentation.

Advertising costs
Advertising costs:

Advertising costs are expensed as incurred and consist primarily of customer acquisition cost. Advertising costs for each of the three years in the period ended December 31, 2012 amounted to $ 1,782, $ 8,136 and $ 22,270, respectively.

Concentrations of credit risk
Concentrations of credit risk:

Financial instruments that potentially subject the Company to a concentration of credit risk consist primarily of cash and cash equivalents, restricted cash and trade receivables.
The majority of the Company's cash and cash equivalents and restricted cash are invested in dollar instruments with major banks in Israel and the U.S. deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Generally, these deposits may be redeemed upon demand and, therefore, bear minimal risk.
The Company is subject to a low amount of credit risk with respect to sales of the Company's software products and content database, as these sales are primarily obtained through credit card sales. The Company's major customer is financially sound, and the Company believes low credit risk is associated with this customer. To date, the Company has not experienced any material bad debt losses.

Severance pay
Severance pay:

The Company's liability for severance pay is calculated pursuant to Israel's Severance Pay Law based on its employees' most recent monthly salaries, multiplied by the number of years of their employment, or a portion thereof, as of the balance sheet date.
This liability is fully provided for by monthly deposits in insurance policies and by an accrual.
The deposited funds include profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements.

The Company's agreements with employees in Israel, joining the Company since February 2, 2008, are in accordance with section 14 of the Severance Pay Law, 1963, where the Company's contributions for severance pay shall be instead of its severance liability. Upon contribution of the full amount of the employee's monthly salary, and release of the policy to the employee, no additional calculations shall be conducted between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as they are legally released from obligation to employees once the deposit amounts have been paid.
Severance expenses for the years ended December 31, 2010, 2011 and 2012 amounted to $ 786, $ 586 and $ 589, respectively.

Net earnings per Ordinary share
Net earnings per Ordinary share:

Basic net earnings per Ordinary shares are computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net earnings per Ordinary share are computed based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential Ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings Per Share".
The weighted average number of Ordinary shares related to the outstanding options excluded from the calculations of diluted net earnings per Ordinary share, as these securities are anti-dilutive, was 922,069, 1,266,919 and 1,315,106 for the years ended December 31, 2010, 2011 and 2012, respectively.

Accounting for stock-based compensation
Accounting for stock-based compensation:

The Company accounts for stock-based compensation under ASC 718, "Compensation - Stock Compensation", which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees and directors.
ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of income. ASC No. 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.
The Company recognizes compensation expenses for the value of its awards, which have graded vesting based on service conditions, using the straight line method, over the requisite service period of each of the awards, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company estimates the fair value of standard stock options granted using the Binomial option-pricing model. The option-pricing models require a number of assumptions, of which the most significant are; volatility and the expected option term. In 2010, expected volatility was calculated based upon an average between historical volatilities of the Company, similar entities and industry sector index similar to the Company's characteristics, since it did not have sufficient company specific data. In 2011 and 2012, expected volatility was calculated based upon actual historical stock price movements. The expected option term was calculated based on the Company's assumptions of early exercise multiples which were calculated based on comparable companies and termination exit rate which was calculated based on actual historical data. The expected option term represents the period that the Company's stock options are expected to be outstanding. The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term.
In November 2010 the Company's Board decided to change its dividend policy so that beginning with earnings of 2011 and beyond, the Company does not intend to distribute any dividends.
The fair value of the Company's stock options granted to employees and directors was estimated using the following weighted average assumptions:
	Year ended December 31,
	2010	2011	2012

Risk-free interest rate	1.62%	2.23%	0.75%
Dividend yield	0%-7.83%	0%	0%
Weighted average dividend yield	5.65%	0%	0%
Expected volatility	62.77%-64.56%	47.31%-65.27%	45.60%-61.90%
Weighted average volatility	63.67%	56.29%	53.76%
Expected term (years)	4.6	3.75	4.09

Derivative instruments
Derivative instruments:

The Company accounts for derivatives and hedging based on ASC No. 815, "Derivatives and Hedging". ASC No. 815 requires the Company to recognize all derivatives on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship.
In order to reduce the impact of changes in foreign currency exchange rates on its results, the Company enters into foreign currency exchange forward contracts and options contracts to purchase and sell foreign currencies to hedge a portion of its foreign currency net exposure resulting from payroll expenses denominated in NIS.

These instruments were not designated as cash flow hedge as defined by ASC 815, "Derivative and Hedging" and, therefore, the Company recognized the changes in fair value of these instruments in the statement of income as financial income or expense, as incurred. Gains or losses on these derivatives, which partially offset the foreign currency impact from the underlying exposures, and amounted to $ (13), $ (25) and $ 238 for the years ended December 31, 2010, 2011 and 2012, respectively.
The notional value of the Company's derivative instruments as of December 31, 2011 and 2012 amounted to $ 4,300 and $ 6,891, respectively. Notional values are U.S. dollar translated and calculated based on forward rates for forward contracts and based on spot rates for options. Gross notional amounts do not quantify risk or represent assets or liabilities of the Company, but are used in the calculation of settlements under the contracts. The Company measured the fair value of these contracts in accordance with ASC No. 820 and they were classified as level 2.

Fair value of financial instruments
Fair value of financial instruments:

The carrying amounts of financial instruments carried at cost, including cash and cash equivalents, restricted cash, trade receivables, other receivables, trade payables and other liabilities approximate their fair value due to the short-term maturities of such instruments.
The Company follows the provisions of ASC 820, "Fair Value Measurements and Disclosures". Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.
In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the observability of inputs as follows:

•	Level 1 - Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access.
•	Level 2 - Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•	Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

As of December 31, 2012 and 2011, the Company had cash, cash equivalents and restricted cash of $32,012 and $11,220, respectively, which are classified in the Level 1 hierarchy. Money market funds and treasury notes in the total amount of $ 10 and $ 40, respectively, presented as part of cash and cash equivalents and derivative financial instruments, in the amount of $ 248 and $ (44) respectively, presented in other receivables and prepaid expenses and as part of accrued expenses and other liabilities, respectively, measured using input type Level 2. Payment obligation related to acquisitions (short term and long term) in the amount of $ 16,427 and $ 6,574 respectively, is classified as level 3. Changes in level 3 are primarily attributable to increase related to the Sweet IM acquisition during 2012 (refer to Note 3) and the decrease is primarily due to the payment made during 2012 for Smilebox acquisition (refer to Note 3).

Treasury shares
Treasury shares:

In the past the Company repurchased its Ordinary shares on the open market and holds those shares as treasury shares. The Company presents the cost to repurchase treasury shares as a reduction of shareholders' equity.

Comprehensive income
Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC 220, "Comprehensive Income". This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income relates to unrealized gains and losses on available for sale securities.

In May 2011, the FASB issued guidance that changed the requirement for presenting "Comprehensive Income" in the consolidated financial statements. The update requires an entity to present the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and should be applied retrospectively. The Company adopted this new guidance on January 1, 2012 and elected to present the comprehensive income in two separate but consecutive statements.

Business combinations
Business combinations:

The Company accounted for business combination in accordance with ASC No. 805, "Business Combinations". ASC No. 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and in acquired income tax position are to be recognized in earnings.

Acquisition related costs are expensed to the statement of income in the period incurred.

Reclassifications
Reclassifications:

Certain amounts in prior years' financial statements have been reclassified to conform to the current year's presentation. The reclassification had no effect on previously reported net income or shareholders' equity.

SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Estimated Useful Lives at an Annual Rate
Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers and peripheral equipment	33
Office furniture and equipment	7 - 15

Schedule of Stock-Based Compensation Assumptions
The fair value of the Company's stock options granted to employees and directors was estimated using the following weighted average assumptions:
	Year ended December 31,
	2010	2011	2012

Risk-free interest rate	1.62%	2.23%	0.75%
Dividend yield	0%-7.83%	0%	0%
Weighted average dividend yield	5.65%	0%	0%
Expected volatility	62.77%-64.56%	47.31%-65.27%	45.60%-61.90%
Weighted average volatility	63.67%	56.29%	53.76%
Expected term (years)	4.6	3.75	4.09

ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2012
Sweet IM Ltd. [Member]
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation

Cash	$2,733
Restricted cash	10,260
Trade receivables	7,473
Other receivables and prepaid expenses	1,253
Property and equipment	216
Long-term prepaid expenses and other	70
Trade payables	(2,318)
Accrued expenses and other liabilities	(5,148)
Payment obligation related to acquisition	(9,958)
Intangible assets	30,756
Deferred tax liability	(3,786)
Goodwill	12,682

Total purchase price	$44,233

Schedule of Intangible Assets
The following table sets forth the components of intangible assets associated with Sweet IM acquisition:

	Fair value	Useful life

Technology	$20,066	5 years
Logo	5,242	4 years
IP R&D	5,448	(*)

Total intangible assets	$30,756
(*) Will be determined upon completion of the development

Schedule of Pro Forma Financial Information
	Year ended December 31,
	2011	2012
	Unaudited	Unaudited

Revenues	$$51,190	$$79,254

Net income	$1,154	$ $ 4,887

Basic earnings per share	$0.12	$0.48

Diluted earnings per share	$0.12	$0.47

Smilebox Inc [Member]
Business Acquisition [Line Items]
Schedule of Purchase Price Allocation
The excess of the purchase price over the net tangible and identifiable intangible assets was recorded as goodwill.

Cash	$2,100
Trade receivables	87
Other receivables and prepaid expenses	616
Property and equipment	191
Long-term prepaid expenses and other	449
Trade payables	(1,268)
Accrued expenses and other liabilities	(1,171)
Deferred revenues	(622)
Intangible assets	6,358
Goodwill	24,753

Total purchase price	$31,493

Schedule of Intangible Assets
The following table sets forth the components of intangible assets associated with Smilebox acquisition:

	Fair value	Useful life

Customer relationships	$1,488	4.3-6.3 years
Technology	3,000	3 years
Trade name	1,870	10.25 years

Total intangible assets	$6,358

OTHER RECEIVABLES AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER RECEIVABLES AND PREPAID EXPENSES [Abstract]
Schedule of Other Receivables and Prepaid Expenses
	December 31,
	2011	2012

Government authorities	$5,555	3,661
Prepaid expenses	471	1,079
Deferred tax asset, net	258	360
Other	175	324

	$6,459	5,424

PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment
	December 31,
	2011	2012
Cost:
Computers and peripheral equipment	$3,861	$3,745
Office furniture and equipment	533	670
Leasehold improvements	606	618

	5,000	5,033

Accumulated depreciation	3,700	3,511

Property and equipment, net	$1,300	$1,522

GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL AND OTHER INTANGIBLE ASSETS, NET [Abstract]
Schedule of Changes in Goodwill
The changes in the carrying amount of goodwill for the years ended December 31, 2012 and 2011 are as follows:

	2011	2012

Balance as of January 1	$-	24,753
Changes during year	24,753	12,682

Balance as of December 31	$24,753	37,435

Schedule of Other Intangible Assets
Net other intangible assets consisted of the following:
	Useful	December 31,
	life	2011	2012
Original amount:
Capitalized software development costs	3-5	$739	$1,587
Capitalized content costs and domain	3-5	555	556
Technology	3-5	3,000	23,066
Trade name	10.25	1,870	1,870
Customer relationship	4.3-6.3	1,488	1,488
Logo	5	-	5,242
IP R&D		-	5,448

		7,652	39,257
Accumulated amortization:
Capitalized software development costs		22	398
Capitalized content costs and domain		368	485
Technology		333	1,822
Trade name		61	243
Customer relationship		262	913
Logo		-	101

		1,046	3,962

		$6,606	$35,295

Schedule of Estimated Future Amortization Expense
The estimated future amortization expense of other intangible assets as of December 31, 2012 is as follows:
2013	9,686
2014	9,853
2015	7,539
2016	5,393
2017 and thereafter	2,824

$35,295

ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Schedule of Accrued Expenses and Other Liabilities

	December 31,
	2011	2012

Employees and payroll accruals	$1,556	3,865
Government authorities	1,429	3,812
Uncertain tax position liability	2,151	3,952
Deferred tax liabilities, net	-	971
Accrued expenses and other	1,814	2,079

	$6,950	14,679

COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of Aggregate Minimum Lease Commitments	Aggregate minimum lease commitments under operating leases as of December 31, 2012, were as follows:
2013	$1,173
2014	1,145
2015	586

$2,904

LONG-TERM LOAN (Tables)	12 Months Ended
Dec. 31, 2012
LONG-TERM LOAN [Abstract]
Schedule of Maturities of Long-Term Loans
As of December 31, 2012, the aggregate principal annual maturities according to the loan agreement are as follows:

Repayment amount
2013 (current maturities)	$2,300
2014	2,300
2015	2,300
2016	1,550
2017	400

Total	$8,850

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Schedule of Deferred Tax Assets (Liabilities)
Components of the Company's deferred tax assets (liabilities) are as follows:

	December 31,
	2011	2012
Deferred tax assets:
Net operating loss carry forwards	$6,821	$7,800
Other	331	500

Deferred tax assets, before valuation allowance	7,152	8,300
Valuation allowance	(4,113)	(6,254)

Total deferred tax assets, net of valuation allowance	3,039	2,046

Deferred tax liabilities:
Intangible assets	(2,281)	(5,248)
Deferred revenues	(427)	-
Capitalized software development costs	(85)	(148)

Total deferred tax liabilities	(2,793)	(5,396)

Deferred tax asset (liability), net	$246	$(3,350)

Domestic:
	December 31,
	2011	2012

Current deferred tax asset, net	$258	$360
Current deferred tax liability	-	(971)
Non-current deferred tax asset, net	-	140
Long-term deferred tax liability	(12)	(2,879)

	$246	$(3,350)

Schedule of the Reconciliation of the Effective Tax Rate
Reconciliation of the Company's effective tax rate to the statutory tax rate in Israel
	Year ended December 31,
	2010	2011	2012

Income before taxes on income	$11,621	$5,840	$6,007

Statutory tax rate in Israel	25%	24%	25%

Theoretical income tax expense	$2,905	$1,402	$1,502
Increase (decrease) in tax expenses resulting from:
"Preferred Enterprise" benefits (*)	-	(1,751)	(1,369)
Non-deductible expenses	230	78	757
Previous years taxes	-	(156)	-
Tax on previously distributed dividend from tax-exampt income	-	-	812
Loss and timing differences for which no deferred taxes were recorded	-	994	1,009
Tax adjustment in respect of different tax rate of foreign subsidiary	-	(400)	(151)
Other	97	5	(87)

Taxes on income	$3,232	$172	$2,473

(*) Benefit per Ordinary share, resulting from " Preferred Enterprise " status:
Basic	$-	$0.18	$0.13
Diluted	$-	$0.18	$0.13

Schedule of Income Taxes
Income taxes are comprised as follows:
	Year ended December 31,
	2010	2011	2012

Deferred tax benefit	$(385)	$(1,140)	$(172)
Current taxes	3,617	1,312	2,645
	$3,232	$172	$2,473

Schedule of Unrecognized Tax Benefits
Uncertain tax position:

Reconciliation of the beginning and ending balances of unrecognized tax benefits

	December 31,
	2011	2012

Balance at January 1	$1,388	$2,151
Additions for prior year tax positions	505	622
Additions in tax positions for current year	258	1,179

Balance at December 31	$2,151	$3,952

Schedule of Income (Loss) Before Taxes
Income before taxes on income is comprised as follows:
	Year ended December 31,
	2010	2011	2012

Domestic	$11,553	$8,325	$8,530
Foreign - U.S.A	68	(2,485)	(2,523)

	$11,621	$5,840	$6,007

SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Stock Option Activity
A summary of the activity in the share options granted to employees, non-employees and directors for the year ended December 31, 2012 and related information is as follows:
		Weighted average
	Number of options	Exercise price	Remaining contractual term (in Years)	Aggregate intrinsic value

Outstanding at January 1, 2012	1,776,072	$5.87	3.39	$113
Granted	1,060,501	$6.19
Exercised *)	(209,067)	$4.41
Cancelled	(221,206)	$6.12
Forfeited	(82,666)	$7.09

Outstanding at December 31, 2012 **)	2,323,634	$6.09	3.38	$6,971

Exercisable at December 31, 2012 ***)	694,005	$5.72	2.31	$2,278
*)	During 2012, 25,000 share options were exercised in consideration for cash received in an amount of $ 76 and 184,067 share options were exercised under net-share settlement.
**)
Represents intrinsic value of 1,930,300 outstanding options that are in-the-money as of December 31, 2012. The remaining 393,334 outstanding options are out of the money as of December 31, 2012, and their intrinsic value was considered as zero.

***)
Represents intrinsic value of 650,672 exercisable options that are in-the-money as of December 31, 2012. The remaining 43,333 outstanding options are out of the money as of December 31, 2012, and their intrinsic value was considered as zero.

Schedule of Option Activity by Price Range
The options outstanding under the Company's Stock Option Plans as of December 31, 2012 have been separated into ranges of exercise price as follows:

Outstanding				Exercisable
		Weighted
		average	Weighted		Weighted
Ranges of		remaining	average		average
exercise	Number of	contractual	exercise	Number of	exercise
price	options	life (years)	price	options	price

2.30-3.51	50,000	0.52	3.27	50,000	3.27
4.04-4.38	997,168	3.39	4.23	300,000	4.38
5.12-5.99	299,336	3.12	5.80	33,334	5.61
6.04-6.93	229,004	2.68	6.65	145,670	6.62
7.11-7.85	354,792	3.12	7.47	121,667	7.49
9.14-9.98	393,334	4.59	9.80	43,334	9.98

	2,323,634			694,005

Schedule of Stock-Based Compensation Expense
Stock-based compensation was recorded in the following items

	Year ended December 31,
	2010	2011	2012

Cost of sales	$7	$10	$16
Research and development	145	108	221
Selling and marketing	151	78	168
General and administrative	458	987	651

Total Expenses	$761	$1,183	$1,056

SUPPLEMENTARY DATA ON SELECTED CONSOLIDATED STATEMENTS OF INCOME ITEMS (Tables)	12 Months Ended
Dec. 31, 2012
SUPPLEMENTARY DATA ON SELECTED CONSOLIDATED STATEMENTS OF INCOME ITEMS [Abstract]
Schedule of Financial Income, Net
Financial income, net:

	Year ended December 31,
	2010	2011	2012
Financial income:
Interest from bank deposits and marketable securities	$449	$304	29
Gains from marketable securities, net	-	71	-
Exchange rate differences , net	-	102	170
Interest from government authorities, net	-	988	225

	449	1,465	424
Financial expenses:
Losses from marketable securities, net	38	-	-
Exchange rate differences , net	45	-	-

Accretion of payment obligation related to acquisitions	-	100	177
Interest with respect to long-term loans	-	-	373
Other	44	72	48

	127	172	598

	$322	$1,293	(174)

Schedule of Research and Development Costs, Net
Research and development costs, net:
	Year ended December 31,
	2010	2011	2012

Total costs	$6,607	$8,192	$11,583
Capitalized software development costs	-	(739)	(848)

	$6,607	$7,453	$10,735

Schedule of the Computation of Net Earnings per Share
Computation of basic and diluted net earnings per share is as follows:
1.	Numerator:

	Year ended December 31,
	2010	2011	2012

Net income available to Ordinary shareholders	$8,389	$5,668	$3,534

2.	Denominator:

	Year ended December 31,
	2010	2011	2012

Weighted average number of Ordinary shares, net of treasury stock	9,622,181	9,796,380	10,159,049
Effect of dilutive securities:
Add - stock options	209,447	205,791	207,759

Adjusted weighted average shares	9,831,628	10,002,171	10,366,808

GENERAL (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
GENERAL [Abstract]
Percentage of total revenue from one major customer	63.00%	67.00%	70.00%
Total trade receivables from one major customer	72.00%	68.00%

SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies [Line Items]
Recognition of previously deferred revenue	$ 1,443
Interest income (expense)	225	988	140
Advertising costs	22,270	8,136	1,782
Severance expense	589	586	786
Gain (loss) on foreign currency derivative instruments not designated as hedging instruments	238	(25)	(13)
Weighted average number of anti-dilutive options outstanding	1,315,106	1,266,919	922,069
Cash	32,012	11,220
Money market funds and notes	10	40
Cash and cash equivalents and derivative instruments	248	(44)
Derivative financial instruments	6,891	4,300
Payments to acquire investments	$ 16,427	$ 6,574
Capitalized software development costs [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Minimum [Member] | Capitalized software development costs [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	10 years 3 months
Maximum [Member] | Capitalized software development costs [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years

SIGNIFICANT ACCOUNTING POLICIES (Schedule of Estimated Useful Lives at Annual Rates) (Details)	12 Months Ended
Dec. 31, 2012
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, annual rate	33.00%
Office furniture and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, annual rate	7.00%
Office furniture and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, annual rate	15.00%

SIGNIFICANT ACCOUNTING POLICIES (Schedule of Stock-Based Compensation Assumptions) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Risk-free interest rate	0.75%	2.23%	1.62%
Dividend yield	0.00%	0.00%
Weighted average dividend yield	0.00%	0.00%	5.65%
Weighted average volatility	53.76%	56.29%	63.67%
Expected term (years)	4 years 1 month 1 day	3 years 8 months 25 days	4 years 7 months 4 days
Minimum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Dividend yield			0.00%
Expected volatility	45.60%	47.31%	62.77%
Maximum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Dividend yield			7.83%
Expected volatility	61.90%	65.27%	64.56%

ACQUISITIONS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2012 Sweet IM Ltd. [Member]	Dec. 31, 2012 Sweet IM Ltd. [Member]	Dec. 31, 2011 Sweet IM Ltd. [Member]	Aug. 31, 2011 Smilebox Inc. [Member]	Dec. 31, 2012 Smilebox Inc. [Member]	Dec. 31, 2011 Smilebox Inc. [Member]
Business Acquisition [Line Items]
Consideration paid with cash			$ 13,054			$ 24,269	$ 6,266
Working capital acquired			3,014
Ordinary shares issuable			1,990,000			128,538	65,720
Issuance of shares related to acquisition	18,200	750	17,863			750	337
Fair value of consideration			7,500			7,000
Liability incurred			7,324	5,992		6,474
Contingent payment			7,500			8,000
Acquisition related costs incurred			1,593					1,069
Amortization of intangible assets				$ 6,345	$ 6,484

ACQUISITIONS (Schedule of Purchase Price of Acquisition) (Details) (USD $) In Thousands, unless otherwise specified	Nov. 30, 2012 Sweet IM Ltd. [Member]	Aug. 31, 2011 Smilebox Inc. [Member]
Business Acquisition [Line Items]
Cash	$ 2,733	$ 2,100
Restricted cash	10,260
Trade receivables	7,473	87
Other receivables and prepaid expenses	1,253	616
Property and equipment	216	191
Long-term prepaid expenses and other	70	449
Trade payables	(2,318)	(1,268)
Accrued expenses and other liabilities	(5,148)	(1,171)
Payment obligation related to acquisition	(9,958)
Deferred revenues		(622)
Intangible assets	30,756	6,358
Deferred tax liability	(3,786)
Goodwill	12,682	24,753
Total purchase price	$ 44,233	$ 31,493

ACQUISITIONS (Schedule of Intangible Assets Acquired) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended			1 Months Ended				12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Nov. 30, 2012 Sweet Im Ltd [Member]	Aug. 31, 2011 Smilebox Inc [Member]	Dec. 31, 2012 Customer relationship [Member] Minimum [Member]	Dec. 31, 2012 Customer relationship [Member] Maximum [Member]	Aug. 31, 2011 Customer relationship [Member] Smilebox Inc [Member]	Aug. 31, 2011 Customer relationship [Member] Smilebox Inc [Member] Minimum [Member]	Aug. 31, 2011 Customer relationship [Member] Smilebox Inc [Member] Maximum [Member]	Nov. 30, 2012 Technology [Member] Sweet Im Ltd [Member]	Aug. 31, 2011 Technology [Member] Smilebox Inc [Member]	Dec. 31, 2012 Trade name [Member]	Aug. 31, 2011 Trade name [Member] Smilebox Inc [Member]	Dec. 31, 2012 Logo [Member]	Nov. 30, 2012 Logo [Member] Sweet Im Ltd [Member]	Nov. 30, 2012 IP R&D [Member] Sweet Im Ltd [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets			$ 30,756	$ 6,358			$ 1,488			$ 20,066	$ 3,000		$ 1,870		$ 5,242	$ 5,448
Estimated useful lives	3 years	10 years 3 months			4 years 3 months 18 days	6 years 3 months 18 days		4 years 3 months 22 days	6 years 3 months 22 days	5 years	3 years	10 years 3 months	10 years 3 months	5 years	4 years

ACQUISITIONS (Schedule of Pro Forma Information) (Details) (Sweet IM Ltd. [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Sweet IM Ltd. [Member]
Business Acquisition [Line Items]
Revenues	$ 79,254	$ 51,190
Net income (loss)	$ 4,887	$ 1,154
Basic earnings (loss) per share	$ 0.48	$ 0.12
Diluted earnings (loss) per share	$ 0.47	$ 0.12

OTHER RECEIVABLES AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER RECEIVABLES AND PREPAID EXPENSES [Abstract]
Government authorities	$ 3,661	$ 5,555
Prepaid expenses	1,079	471
Current deferred tax asset, net	360	258
Other	324	175
Other receivables and prepaid expenses	$ 5,424	$ 6,459

PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and equipment	$ 5,033	$ 5,000
Accumulated depreciation	3,511	3,700
Property and equipment, net	1,522	1,300
Depreciation expense	657	588	627
Reduction of cost and accumulated depreciation	846	10
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	3,745	3,861
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	670	533
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 618	$ 606

GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Changes in Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
GOODWILL AND OTHER INTANGIBLE ASSETS, NET [Abstract]
Goodwill, beginning of year	$ 24,753
Acquisitions	12,682	24,753
Goodwill, end of year	$ 37,435	$ 24,753

GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	$ 39,257	$ 7,652
Accumulated amortization	3,962	1,046
Total other intangible assets	35,295	6,606
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	10 years 3 months
Capitalized software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	1,587	739
Accumulated amortization	398	22
Useful life	3 years
Capitalized software development costs [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Capitalized software development costs [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	5 years
Capitalized content costs and domain [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	556	555
Accumulated amortization	485	368
Useful life	3 years
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	23,066	3,000
Accumulated amortization	1,822	333
Trade name [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	1,870	1,870
Accumulated amortization	243	61
Useful life	10 years 3 months
Customer relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	1,488	1,488
Accumulated amortization	913	262
Customer relationship [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	4 years 3 months 18 days
Customer relationship [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	6 years 3 months 18 days
Logo [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	5,242
Accumulated amortization	101
Useful life	5 years
IP R&D [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, gross	$ 5,448

GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule Of Estimated Future Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
GOODWILL AND OTHER INTANGIBLE ASSETS, NET [Abstract]
2013	$ 9,686
2014	9,853
2015	7,539
2016	5,393
2017 and thereafter	2,824
Total other intangible assets	35,295	6,606
Amortization expense	$ 2,915	$ 800	$ 112

ACCRUED EXPENSES AND OTHER LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Employees and payroll accruals	$ 3,865	$ 1,556
Government authorities	3,812	1,429
Uncertain tax position liability	3,952	2,151
Deferred tax liabilities, net	971
Accrued expenses and other	2,079	1,814
Total other payables and accrued expenses	$ 14,679	$ 6,950

COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
2013	$ 1,173
2014	1,145
2015	586
Total	2,904
Rent expense	967	586	503
Lease expense	$ 234	$ 349	$ 395

LONG-TERM LOAN (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended
May 17, 2012
Debt Instrument [Line Items]
Senior secured facility agreement	10,000
Minimum [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	4.35%
Maximum [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	4.64%

LONG-TERM LOAN (Schedule of Aggregate Annual Maturities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
LONG-TERM LOAN [Abstract]
2013	$ 2,300
2014	2,300
2015	2,300
2016	1,550
2017	400
Total	$ 8,850

INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes on Income [Line Items]
Tax exempt income that has not been distributed			$ 8,900
Israeli Income tax rate	25.00%	24.00%	25.00%
Income tax liability	2,225
Change in corporate tax rate	25.00%
Dividend, withholding tax rate	15.00%
Net operating loss carry forward	$ 20,000
2011-2012 [Member]
Taxes on Income [Line Items]
Change in corporate tax rate	15.00%
2013-2014 [Member]
Taxes on Income [Line Items]
Change in corporate tax rate	12.50%
2015 [Member]
Taxes on Income [Line Items]
Change in corporate tax rate	12.00%

INCOME TAXES (Schedule of Deferred Tax Assets (Liabilities)) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Net operating loss carry forwards	$ 7,800	$ 6,821
Other	500	331
Deferred tax assets, before valuation allowance	8,300	7,152
Valuation allowance	(6,254)	(4,113)
Total deferred tax assets, net of valuation allowance	2,046	3,039
Intangible assets	(5,248)	(2,281)
Deferred revenues		(427)
Capitalized software development costs	(148)	(85)
Total deferred tax liabilities	(5,396)	(2,793)
Deferred tax asset (liability), net	(3,350)	246
Current deferred tax asset, net	360	258
Deferred tax liabilities, net	(971)
Non-current deferred tax asset, net	140
Long-term deferred tax liability, net	$ (2,879)	$ (12)

INCOME TAXES (Schedule of the Reconciliation of the Effective Tax Rate) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Income before taxes on income	$ 6,007	$ 5,840	$ 11,621
Statutory tax rate in Israel	25.00%	24.00%	25.00%
Theoretical income tax expense	1,502	1,402	2,905
"Approved Enterprise" benefit	(1,369)	(1,751)
Non-deductible expenses	757	78	230
Previous years taxes		(156)
Tax on previously distributed dividend from tax-exampt income	812
Loss and timing differences for which no deferred taxes were recorded	1,009	994
Tax adjustment in respect of different tax rate	(151)	(400)
Other	(87)	5	97
Taxes on income	$ 2,473	$ 172	$ 3,232
Basic	$ 0.13	$ 0.18
Diluted	$ 0.13	$ 0.18

INCOME TAXES (Schedule of Income Tax Expense (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Deferred tax (benefit) expense	$ (172)	$ (1,140)	$ (385)
Income tax liability	2,645	1,312	3,617
Taxes on income	$ 2,473	$ 172	$ 3,232

INCOME TAXES (Schedule of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Balance at January 1	$ 2,151	$ 1,388
Additions for prior year tax positions	622	505
Additions in tax positions for current year	1,179	258
Balance at December 31	$ 3,952	$ 2,151

INCOME TAXES (Schedule of Income (Loss) Before Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Domestic	$ 8,530	$ 8,325	$ 11,553
Foreign - U.S.A	(2,523)	(2,485)	68
Income (loss) before income tax expenses (benefit)	$ 6,007	$ 5,840	$ 11,621

SHAREHOLDERS' EQUITY (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 ILS	Jan. 06, 2011 USD ($)	Dec. 31, 2012 2003 Option Plan [Member]	Dec. 31, 2011 2003 Option Plan [Member] Maximum [Member]	Dec. 31, 2011 2003 Option Plan [Member] Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, shares authorized	40,000,000				40,000,000	40,000,000	4,368,000
Ordinary shares, par value per share				0.01	0.01	$ 0.01
Ordinary shares available for issuance							1,005,173
Vesting period for plan								5 years	3 years
Shares exercised in exchange for cash, shares	25,000
Shares exercised in exchange for cash	$ 76
Options exercised under net-share settlement	184,067
Options outstanding, in-the-money	1,930,800
Options outstanding, out of the money	393,334
Options exercisable, in-the-money	650,672
Options exercisable, out of the money	43,333
Total compensation cost	2,278
Unrecognized compensation cost, recognition period	2 years 4 months 11 days
Intrinsic value of options exercised	$ 555	$ 580	$ 713
Weighted average fair value of stock options granted	$ 1.83	$ 2.29	$ 1.23

SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
SHAREHOLDERS' EQUITY [Abstract]
Outstanding at beginning of year, Number of options	1,776,072
Granted, Number of options	1,060,501
Exercised, Number of options	(209,067)
Cancelled, Number of options	(221,206)
Forfeited, Number of options	(82,666)
Outstanding at end of year, Number options	2,323,634	1,776,072
Exercisable at December 31, 2012, Number of shares upon exercise	694,005
Outstanding at beginning of year, Weighted average exercise price	$ 5.87
Granted, Weighted average exercise price	$ 6.19
Exercised, Weighted average exercise price	$ 4.41
Cancelled, Weighted average exercise price	$ 6.12
Forfeited, Weighted average exercise price	$ 7.09
Outstanding at end of year, Weighted average exercise price	$ 6.09	$ 5.87
Exercisable at December 31, 2012, Weighted average exercise price	$ 5.72
Outstanding at January 1, 2012, Weighted average contractual Term (in Years)	3 years 4 months 14 days	3 years 4 months 16 days
Exercisable at December 31, 2012, Weighted average remaining contractual Term (in Years)	2 years 3 months 25 days
Outstanding at December 31, 2012, Weighted average remaining contractual Term (in Years)	3 years 4 months 14 days	3 years 4 months 16 days
Outstanding at January 1, 2012, Aggregate intrinsic value	$ 113
Exercisable at December 31, 2012, Aggregate intrinsic value	2,278
Outstanding at December 31, 2012, Aggregate intrinsic value	$ 6,971	$ 113

SHAREHOLDERS' EQUITY (Schedule of Option Activity by Price Range) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Options Outstanding	2,323,634
Number of Options Exercisable	694,005
2.30-3.51 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 2.3
Exercise Prices, maximum	$ 3.51
Number of Options Outstanding	50,000
Weighted Average Remaining Contractual Life (Years)	6 months 4 days
Weighted Average Exercise Price	$ 3.27
Number of Options Exercisable	50,000
Weighted Average Exercise Price	$ 3.27
4.04-4.38 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 4.04
Exercise Prices, maximum	$ 4.38
Number of Options Outstanding	997,168
Weighted Average Remaining Contractual Life (Years)	3 years 4 months 18 days
Weighted Average Exercise Price	$ 4.23
Number of Options Exercisable	300,000
Weighted Average Exercise Price	$ 4.38
5.12-5.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 5.12
Exercise Prices, maximum	$ 5.99
Number of Options Outstanding	299,336
Weighted Average Remaining Contractual Life (Years)	3 years 1 month 12 days
Weighted Average Exercise Price	$ 5.8
Number of Options Exercisable	33,334
Weighted Average Exercise Price	$ 5.61
6.04-6.93 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 6.04
Exercise Prices, maximum	$ 6.93
Number of Options Outstanding	229,004
Weighted Average Remaining Contractual Life (Years)	2 years 8 months
Weighted Average Exercise Price	$ 6.65
Number of Options Exercisable	145,670
Weighted Average Exercise Price	$ 6.62
7.11-7.85 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 7.11
Exercise Prices, maximum	$ 7.85
Number of Options Outstanding	354,792
Weighted Average Remaining Contractual Life (Years)	3 years 1 month 12 days
Weighted Average Exercise Price	$ 7.47
Number of Options Exercisable	121,667
Weighted Average Exercise Price	$ 7.49
9.14-9.98 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 9.14
Exercise Prices, maximum	$ 9.98
Number of Options Outstanding	393,334
Weighted Average Remaining Contractual Life (Years)	4 years 6 months 10 days
Weighted Average Exercise Price	$ 9.8
Number of Options Exercisable	43,334
Weighted Average Exercise Price	$ 9.98

SHAREHOLDERS' EQUITY (Schedule of Stock Based Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock based compensation expense, net	$ 1,056	$ 1,183	$ 761
Cost of Sales [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock based compensation expense, net	16	10	7
Research and Development [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock based compensation expense, net	221	108	145
Sales and Marketing [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock based compensation expense, net	168	78	151
General and Administration [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock based compensation expense, net	$ 651	$ 987	$ 458

SUPPLEMENTARY DATA ON SELECTED CONSOLIDATED STATEMENTS OF INCOME ITEMS (Schedule of Financial Income, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Information By Financial Statement Line Item [Line Items]
Financial income, gross	$ 424	$ 1,465	$ 449
Financial expense, gross	598	172	127
Financial income, net	(174)	1,293	322
Interest from bank deposits and marketable securities [Member]
Information By Financial Statement Line Item [Line Items]
Financial income, gross	29	304	449
Gains (Losses) from marketable securities, net [Member]
Information By Financial Statement Line Item [Line Items]
Financial income, gross		71
Financial expense, gross			38
Exchange rate differences , net [Member]
Information By Financial Statement Line Item [Line Items]
Financial income, gross	170	102
Financial expense, gross			45
Interest from government authorities, net [Member]
Information By Financial Statement Line Item [Line Items]
Financial income, gross	225	988
Interest with respect to long-term loans [Member]
Information By Financial Statement Line Item [Line Items]
Financial expense, gross	373
Accretion of payment obligation related to acquisition [Member]
Information By Financial Statement Line Item [Line Items]
Financial expense, gross	177	100
Other [Member]
Information By Financial Statement Line Item [Line Items]
Financial expense, gross	$ 48	$ 72	$ 44

SUPPLEMENTARY DATA ON SELECTED CONSOLIDATED STATEMENTS OF INCOME ITEMS (Schedule of Research and Development Costs, Net) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SUPPLEMENTARY DATA ON SELECTED CONSOLIDATED STATEMENTS OF INCOME ITEMS [Abstract]
Total costs	$ 11,583	$ 8,192	$ 6,607
Capitalized software development costs	(848)	(739)
Research and development costs, net	$ 10,735	$ 7,453	$ 6,607

SUPPLEMENTARY DATA ON SELECTED CONSOLIDATED STATEMENTS OF INCOME ITEMS (Schedule of the Computation of Net Earnings per Share) (Details) (USD $)
In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SUPPLEMENTARY DATA ON SELECTED CONSOLIDATED STATEMENTS OF INCOME ITEMS [Abstract]
Net income	$ 3,534	$ 5,668	$ 8,389
Weighted average number of Ordinary shares, net of treasury stock	10,159,049	9,796,380	9,622,181
Effect of dilutive securities: Add - stock options	207,759	205,791	209,447
Denominator for diluted net earnings per share - adjusted weighted average shares	10,366,808	10,002,171	9,831,628